CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Consolidated Profit for the Year	R$ 9,138,048	R$ 7,464,918	R$ 9,833,826
Other Comprehensive Income that will be reclassified subsequently to profit or loss when specific conditions are met:	1,194,335	3,725,565	(3,069,317)
Available-for-sale financial assets	1,147,384	3,311,607	(2,718,709)
Valuation adjustments - Gains / (Losses)	1,789,286	5,458,735	(4,155,414)
Amounts transferred to income statement	30,694	82,638	46,859
Income taxes	(672,596)	(2,229,766)	1,389,846
Cash flow hedges	46,951	413,958	(350,608)
Valuation adjustments	73,238	761,423	(842,073)
Amounts transferred to income statement	0	1,580	144,196
Income taxes	(26,287)	(349,045)	347,269
Net investment hedge	0	634,207	(791,228)
Investment hedge	0	1,209,338	(1,460,720)
Income taxes	0	(575,131)	669,492
Translation adjustments investment abroad	0	(634,207)	791,228
Exchange on investments Abroad	0	(634,207)	791,228
Other Comprehensive Income that will not be Reclassified to net Income:	(620,903)	(941,833)	739,706
Defined benefits plan	(620,903)	(941,833)	739,706
Defined benefits plan	(992,156)	(1,568,122)	1,186,862
Income taxes	371,253	626,289	(447,156)
Total Comprehensive Income	9,711,480	10,248,650	7,504,215
Attributable to the parent	9,497,496	10,118,295	7,454,129
Attributable to non-controlling interests	R$ 213,984	R$ 130,355	R$ 50,086